Share-Based Compensation	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 11 – SHARE-BASED COMPENSATION

a)	On May 28, 2021, the Board approved an increase in the number of ordinary shares authorized for issuance to employees, directors and consultants by 1,800,000. As of June 30, 2021, 4,150,704 ordinary shares were authorized for issuance to employees, directors and consultants under the 2019 Equity Incentive Plan, of which 1,610,192 shares were available for future grant.

b)	The following table contains information concerning options granted under the existing equity incentive plans:

	Three months ended June 30,
	2021		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	1,870,485	$5.54	1,694,678	$5.63
Granted	310,500	$12.57	250,000	$3.66
Forfeited and expired	(2,685)	$7.38	(31,070)	$6.36
Exercised	(375)	$4.68	(35,895)	$2.69
Outstanding at end of period	2,177,925	$6.54	1,877,713	$5.59
Exercisable at end of period	1,404,809	$5.50	1,097,953	$5.04

	Three months ended June 30,
	2021		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Non-vested at beginning of period	544,163	$6.04	575,204	$7.05
Granted	310,500	$12.57	250,000	$3.66
Vested	(78,862)	$13.15	(14,374)	$3.63
Forfeited	(2,685)	$7.38	(31,070)	$6.38
Non-vested at the end of period	773,116	$8.19	779,760	$5.85

	Six months ended June 30,
	2021		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	1,884,420	$5.52	1,625,042	$5.72
Granted	310,500	$12.57	320,000	$3.89
Forfeited and expired	(3,185)	$6.96	(31,434)	$6.39
Exercised	(13,810)	$2.99	(35,895)	$2.69
Outstanding at end of period	2,177,925	$6.54	1,877,713	$5.59
Exercisable at end of period	1,404,809	$5.50	1,097,953	$5.04

Non-vested at beginning of period	601,227	$5.93	526,351	$7.03
Granted	310,500	$12.57	320,000	$3.89
Vested	(135,426)	$8.22	(35,521)	$3.73
Forfeited	(3,185)	$6.96	(31,070)	$6.37
Non-vested at the end of period	773,116	$8.19	779,760	$5.85

During the three and six months ended June 30, 2021 and 2020, the Company recognized $603 thousand, $778 thousand, $188 thousand and 320 thousand, respectively, of share-based compensation expenses related to stock options. As of June 30, 2021, the total unrecognized estimated compensation cost related to outstanding non-vested stock options was $3,064 thousand which is expected to be recognized over a weighted average period of 1.7 years.

c)	Set forth below is data regarding the range of exercise prices and remaining contractual life for all options outstanding at June 30, 2021:

Exercise price	Number of options outstanding	Remaining contractual Life (in years)	Intrinsic Value of Options Outstanding	No. of options exercisable
			(in thousands)
$2.69	673,525	4.01	$4,183	673,525
$3.66	250,000	8.84	1,309	97,223
$4.68	59,875	8.75	253	15,250
$6.22	658,893	6.55	1,763	498,042
$8.19	150,000	8.38	107	37,500
$9.02	40,500	9.38	-	-
$10.12	12,126	7.43	-	7,274
$12.21	2,421	7.74	-	1,211
$21.4	4,585	8.07	-	1,256
$12.22	250,000	9.92		27,778
$14.00	60,500	9.82		30,250
$90.16	15,500	0.15	-	15,500
	2,177,925		$7,615	1,404,809

d)	The following table contains information concerning restricted stock units granted under the existing equity incentive plans:

	Three months ended June 30,
	2021		2020
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	48,375	$14.67	-	$-
Granted	13,750	$10.28	-	$-
Vested	--	$-	-	$-
Forfeited	(2,000)	$14.67	-	$-
Nonvested at end of period	60,125	$13.67	-	$-

	Six months ended June 30,
	2021		2020
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	-	$-	-	$-
Granted	62,125	$13.7	-	$-
Vested	-	$-	-	$-
Forfeited	(2,000)	$14.67	-	$-
Nonvested at end of period	60,125	$13.67	-	$-

The Company estimates the fair value of restricted stock units based on the closing sales price of the Company’s ordinary shares on the date of grant (or the closing bid price, if no sales were reported). During the three and six months ended June 30, 2021 and 2020, the Company recognized $48 thousand, $64 thousand, $0 and $0, respectively, of share-based compensation expense related to restricted stock units. Total share-based compensation expense related to restricted stock units not yet recognized as of June 30, 2021 was $765 thousand, which is expected to be recognized over a weighted average period of 3.65 years.

e)	The following table summarizes share-based compensation expenses related to grants under the existing equity incentive plans included in the statements of operations:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2021	2020	2021	2020
Research & development	$358	$104	$446	$200
General & administrative	294	84	396	120
Total	$652	$188	$842	$320